Schedule of Other income, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other Income and Expenses [Abstract]
Government grants (Note a)		¥ 8,547	¥ 7,891	¥ 13,201
Realized change in fair value of investments		567	740
Unrealized change in fair value of investments		21	(60)	174
Interest expense and guarantee fee		(40)	(56)	(62)
Others		(761)	(223)	(122)
Other income	$ 1,191	¥ 8,334	¥ 8,292	¥ 13,191